UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08348

LORD ASSET MANAGEMENT TRUST
 (Exact name of registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley
Dechert LLP
1900 K Street NW
Washington, D.C. 20006
Thomas S. White, Jr.
       Thomas White International, Ltd.
440 South LaSalle Street
Chicago, Illinois 60605-1028
(Name and address of agent for service)

(312) 663-8300
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

Thomas White International Fund
Investment Portfolio (Unaudited)			July 31, 2017

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (95.8%)
	AUSTRALIA (6.5%)
	BHP Billiton Ltd +	Materials	329,500	$ 6,842,222
	CSL Limited +	Pharmaceuticals, Biotechnology & Life Sciences	42,600	4,300,148
	Iluka Resources Ltd +	Materials	781,500	5,646,331
	Newcrest Mining Limited +	Materials	260,800	4,209,879
	Orica Limited +	Materials	453,200	7,223,621
				28,222,201

	BELGIUM (1.2%)
	KBC Group NV +	Banks	62,900	5,210,847

	CANADA (4.6%)
	Canadian National Railway Company *	Transportation	61,600	4,867,722
	Potash Corporation of Saskatchewan Inc. *	Materials	285,900	5,113,752
	Royal Bank of Canada *	Banks	74,700	5,572,767
	Suncor Energy, Inc. *	Energy	128,200	4,181,988
				19,736,229

	CHINA (6.2%)
	Alibaba Group Holding Ltd. - ADR *#	Software & Services	52,200	8,088,390
	Anhui Conch Cement Company Limited - H Shares +	Materials	999,500	3,699,594
	Baidu, Inc. - ADR *	Software & Services	26,800	6,066,180
	China Biologic Products Holdings, Inc.*	Pharmaceuticals, Biotechnology & Life Sciences	22,600	2,248,700
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	880,500	6,519,853
				26,622,717

	DENMARK (1.4%)
	Danske Bank A/S +	Banks	146,700	5,949,430

	FINLAND (1.3%)
	Sampo Oyj - A Shares +	Insurance	104,000	5,698,143

	FRANCE (4.1%)
	Airbus SE +	Capital Goods	59,000	4,919,560
	Eiffage +	Capital Goods	30,300	2,932,759
	Safran SA +	Capital Goods	58,400	5,519,264
	Total SA +	Energy	82,900	4,210,733
				17,582,316

	GERMANY (4.0%)
	Bayerische Motoren Werke Aktiengesellschaft +	Automobiles & Components	43,400	3,991,877
	Continental Aktiengesellschaft +	Automobiles & Components	14,400	3,247,153
	Linde AG +	Materials	16,000	3,064,170
	Muenchener Rueckversicherungs-Gesellschaft AG +	Insurance	31,900	6,853,331
				17,156,531

	HONG KONG (2.8%)
	Hang Lung Properties Ltd. +	Real Estate	2,124,000	5,285,330
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	772,000	3,435,119
	Zoomlion Heavy Industry Science and Technology Co Ltd - H Shares #+	Capital Goods	6,604,600	3,355,593
				12,076,042

	INDIA (3.4%)
	Axis Bank Limited +	Banks	630,900	5,105,216
	Infosys Limited - ADR #	Software & Services	448,000	7,078,400
	Tata Motors Limited *+	Automobiles & Components	358,600	2,488,097
				14,671,713

	INDONESIA (2.2%)
	PT Bank Central Asia Tbk +	Banks	4,290,100	6,017,570
	PT Telekomunikasi Indonesia Persero Tbk +	Telecommunication Services	10,350,300	3,638,674
				9,656,244

	IRELAND (0.8%)
	CRH PLC +	Materials	102,400	3,597,511

	ISRAEL (1.0%)
	Elbit Systems Ltd. +	Capital Goods	33,600	4,243,314

JAPAN (14.9%)
FANUC Corporation +	Capital Goods	21,000	4,297,547
HONDA MOTOR CO., LTD. +	Automobiles & Components	158,500	4,471,740
Hoya Corp +	Technology Hardware & Equipment	105,800	5,981,545
Japan Tobacco Inc. +	Food, Beverage & Tobacco	109,700	3,816,199
Kansai Paint Co., Ltd. +	Materials	240,100	5,511,753
Nitori Holdings Co., Ltd. +	Retailing	27,800	3,923,556
Nomura Holdings, Inc. +	Diversified Financials	833,200	4,962,674
ORIX Corporation +	Diversified Financials	270,300	4,424,862
Rakuten Inc +	Retailing	337,300	4,123,761
SMC CORPORATION +	Capital Goods	14,100	4,489,708
SoftBank Corp. +	Telecommunication Services	79,000	6,417,795
Sundrug Co., Ltd. +	Food & Staples Retailing	131,800	4,913,323
TDK CORPORATION +	Technology Hardware & Equipment	38,800	2,800,905
Tokio Marine Holdings, Inc. +	Insurance	95,100	4,006,104
			64,141,472

MEXICO (2.4%)
Cemex SAB de CV *	Materials	5,351,224	5,170,120
Grupo Financiero Banorte, S.A.B. de C.V.	Banks	768,300	5,092,078
			10,262,198

NETHERLANDS (6.1%)
ING Groep N.V. +	Banks	497,000	9,304,769
Koninklijke DSM N.V. +	Materials	44,000	3,249,205
Koninklijke Philips NV +	Capital Goods	154,400	5,902,246
Royal Dutch Shell PLC - B Shares +	Energy	281,300	8,022,825
			26,479,045

PERU (1.2%)
Credicorp Ltd.	Banks	26,900	4,980,266

REPUBLIC OF KOREA (2.0%)
KT&G Corporation +	Food, Beverage & Tobacco	46,300	4,711,595
POSCO +	Materials	12,700	3,799,002
			8,510,597

RUSSIA (2.0%)
LUKOIL PJSC - ADR +	Energy	80,100	3,733,398
Sberbank of Russia PJSC - ADR +	Banks	418,100	4,869,954
			8,603,352

SOUTH AFRICA (1.7%)
Mondi Ltd +	Materials	136,300	3,538,184
Sibanye Gold Limited +	Materials	3,027,429	3,880,291
			7,418,475

SOUTH KOREA (3.8%)
KB Financial Group Inc. +	Banks	77,000	4,090,058
LG Household & Health Care Ltd. +	Household & Personal Products	3,500	3,096,113
Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	4,295	9,251,726
			16,437,897

SPAIN (2.0%)
Banco Bilbao Vizcaya Argentaria, S.A. +	Banks	945,500	8,556,926

SWEDEN (4.4%)
Hennes & Mauritz AB - B Shares #+	Retailing	164,100	4,277,887
Hexagon AB - B Shares +	Technology Hardware & Equipment	113,200	5,592,089
Nordea Bank AB +	Banks	445,100	5,615,897
SKF AB - B Shares +	Capital Goods	186,400	3,706,237
			19,192,110

SWITZERLAND (2.0%)
Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	16,800	4,246,474
The Swatch Group AG +	Consumer Durables & Apparel	11,400	4,525,462
			8,771,936

TAIWAN (2.5%)
Pegatron Corporation +	Technology Hardware & Equipment	1,586,000	5,179,774
Taiwan Semiconductor Manufacturing Company Ltd. - ADR #	Semiconductors & Semiconductor Equipment	154,300	5,548,628
			10,728,402

THAILAND (0.9%)
Airports of Thailand Public Company Ltd. +	Transportation	2,559,400	3,958,206

TURKEY (0.8%)
Tofas Turk Otomobil Fabrikasi A.S.+	Automobiles & Components	383,500	3,366,411

UNITED KINGDOM (9.6%)
BP p.l.c. +	Energy	1,044,600	6,127,470
British American Tobacco p.l.c. +	Food, Beverage & Tobacco	65,000	4,050,039
Experian PLC +	Commercial & Professional Services	124,500	2,475,246
Lloyds Banking Group PLC +	Banks	4,850,700	4,198,404
Provident Financial plc +	Diversified Financials	95,300	2,592,266
RELX NV +	Media	250,804	5,278,374
Shire +	Pharmaceuticals, Biotechnology & Life Sciences	49,600	2,774,195
Smith & Nephew PLC +	Health Care Equipment & Services	236,300	4,114,450
Unilever NV +	Household & Personal Products	97,100	5,666,244
WPP PLC +	Media	198,000	4,038,104
			41,314,792

Total Common Stocks	(Cost $339,692,463)		413,145,323

PREFERRED STOCKS (3.0%)
BRAZIL (1.9%)
Itau Unibanco Holding S.A.	Banks	689,260	8,255,604

GERMANY (1.1%)
Henkel AG & Co. KGaA +	Household & Personal Products	33,400	4,734,557

Total Preferred Stocks	(Cost $9,451,320)		12,990,161

HELD AS COLLATERAL FOR SECURITIES LENDING (4.9%)
U.S. GOVERNMENT OBLIGATIONS (4.5%)
UNITED STATES TREASURIES (4.5%)
U.S. Treasury Notes:		Principal Amount
1.125% due 01/31/2019		$ 59,372	$ 59,372
2.750% due 02/15/2019		30,785	30,785
1.500% due 02/28/2019		45,577	45,577
1.625% due 04/30/2019		487,942	487,942
0.875% due 05/15/2019		600,209	600,209
3.625% due 08/15/2019		190,909	190,909
1.000% due 08/31/2019		17,379	17,379
1.500% due 11/30/2019		87,966	87,966
1.375% due 01/15/2020		27,128	27,128
1.250% due 01/31/2020		23,681	23,681
1.375% due 01/31/2020		41,101	41,101
1.625% due 03/15/2020		109,909	109,909
3.500% due 05/15/2020		43,361	43,361
1.500% due 05/15/2020		3,515	3,515
1.625% due 06/30/2020		134,744	134,744
1.375% due 08/31/2020		86,762	86,762
1.375% due 09/30/2020		5,248	5,248
1.750% due 10/31/2020		210,490	210,490
1.625% due 11/30/2020		76,460	76,460
1.750% due 12/31/2020		57,125	57,125
2.125% due 01/31/2021		890	890
1.125% due 02/28/2021		65,124	65,124
1.250% due 03/31/2021		11,266	11,266
1.375% due 05/31/2021		621,284	621,284
1.125% due 07/31/2021		153,568	153,568
1.125% due 08/31/2021		5,470	5,470
2.125% due 09/30/2021		1,075	1,075
2.125% due 12/31/2021		65,873	65,873
2.000% due 12/31/2021		308,703	308,703
1.750% due 05/31/2022		1,172,693	1,172,693
1.875% due 10/31/2022		121,240	121,240
2.000% due 02/15/2023		45,212	45,212
1.500% due 03/31/2023		116,824	116,824
1.750% due 05/15/2023		1,185,479	1,185,479
1.375% due 06/30/2023		84,682	84,682
2.250% due 01/31/2024		41,187	41,187
2.750% due 02/15/2024		173,424	173,424
2.125% due 02/29/2024		121,193	121,193
2.125% due 03/31/2024		61,919	61,919
2.500% due 05/15/2024		1,210,774	1,210,774
2.375% due 08/15/2024		475,026	475,026
2.250% due 11/15/2024		425,505	425,505
2.000% due 08/15/2025		284,555	284,555

		2.250% due 11/15/2025		144,542	144,542
					9,237,171

		U.S. TIPS:
		2.422% due 01/15/2019		164,037	164,037
		0.131% due 04/15/2019		123,064	123,064
		2.149% due 07/15/2019		93,274	93,274
		0.131% due 04/15/2020		13,455	13,455
		0.129% due 04/15/2021		1,393,125	1,393,125
		0.135% due 01/15/2022		72,120	72,120
		0.133% due 07/15/2022		2,809	2,809
		0.394% due 07/15/2023		46,582	46,582
		0.258% due 01/15/2025		7,150	7,150
		0.779% due 02/15/2045		82,209	82,209
					1,997,825

		U.S. Treasury Bonds:
		3.625% due 02/15/2020		26,634	26,634
		8.000% due 11/15/2021		10,047	10,047
		1.750% due 04/30/2022		28,926	28,926
		1.625% due 11/15/2022		2,944,671	2,944,671
		7.625% due 02/15/2025		7,461	7,461
		2.000% due 02/15/2025		87,272	87,272
		1.625% due 02/15/2026		1,884,564	1,884,564
		2.250% due 02/15/2027		1,515,901	1,515,901
		2.375% due 05/15/2027		40,761	40,761
		5.375% due 02/15/2031		38,244	38,244
		4.375% due 05/15/2040		4,468	4,468
		3.875% due 08/15/2040		4,198	4,198
		4.750% due 02/15/2041		36,847	36,847
		3.125% due 02/15/2042		24,205	24,205
		3.000% due 05/15/2042		7,231	7,231
		2.750% due 08/15/2042		66,873	66,873
		2.875% due 05/15/2043		7,925	7,925
		3.750% due 11/15/2043		169,775	169,775
		3.125% due 08/15/2044		407,167	407,167
		3.000% due 11/15/2044		229,187	229,187
		3.000% due 05/15/2045		104,149	104,149
		2.875% due 08/15/2045		23,050	23,050
		2.500% due 02/15/2046		51,972	51,972
		2.500% due 05/15/2046		30,956	30,956
		3.000% due 05/15/2047		357,657	357,657
					8,110,141

Total U.S. Government Obligations			(Cost $19,345,137)		19,345,137

SHORT TERM INVESTMENTS (0.4%)
UNITED STATES TREASURIES (0.4%)
		U.S. Treasury Bill:		Principal Amount
		0.000% due 09/07/2017		$ 262,363	$ 262,363
		0.000% due 09/21/2017		349,678	349,678
		0.000% due 10/05/2017		524,252	524,252
		0.000% due 01/18/2018		61,829	61,829
					1,198,122

		U.S. Treasury Notes:
		0.750% due 01/31/2018		69,889	69,889
		0.750% due 02/28/2018		43,800	43,800
		0.750% due 07/31/2018		8,711	8,711
		1.375% due 07/31/2018		17,527	17,527
					139,927

		U.S. TIPS:
		0.132% due 04/15/2018		170,668	170,668

		U.S. Treasury Bonds:
		1.875% due 09/30/2017		88,210	88,210

Total Short Term Investments			(Cost $1,596,927)		1,596,927

Total held as collateral for securities lending			(Cost $20,942,064)		20,942,064

Total Investments	103.7%		(Cost $370,085,847)		$ 447,077,548
Other Assets, Less Liabilities	(3.7)%				(15,754,259)
Total Net Assets:	100.0%				$ 431,323,289

*	Non-Income Producing Securities
#	All or a portion of securities on loan at July 31, 2017
+	Fair Valued Security
ADR	- American Depositary Receipt

GDR	- Global Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows^:

Cost of Investments	$ 370,085,847
Gross unrealized appreciation	82,263,495
Gross unrealized depreciation	(5,271,794)
Net unrealized appreciation	$ 76,991,701

^ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following table summarizes the inputs used, as of July 31, 2017, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$–	$28,222,201	$–	$28,222,201
Belgium	–	5,210,847	–	5,210,847
Canada	19,736,229	–	–	19,736,229
China	16,403,270	10,219,447	–	26,622,717
Denmark	–	5,949,430	–	5,949,430
Finland	–	5,698,143	–	5,698,143
France	–	17,582,316	–	17,582,316
Germany	–	17,156,531	–	17,156,531
Hong Kong	–	12,076,042	–	12,076,042
India	7,078,400	7,593,313	–	14,671,713
Indonesia	–	9,656,244	–	9,656,244
Ireland	–	3,597,511	–	3,597,511
Israel	–	4,243,314	–	4,243,314
Japan	–	64,141,472	–	64,141,472
Mexico	10,262,198	–	–	10,262,198
Netherlands	–	26,479,045	–	26,479,045
Peru	4,980,266	–	–	4,980,266
Republic of Korea	–	8,510,597	–	8,510,597
Russia	–	8,603,352	–	8,603,352
South Africa	–	7,418,475	–	7,418,475
South Korea	–	16,437,897	–	16,437,897
Spain	–	8,556,926	–	8,556,926
Sweden	–	19,192,110	–	19,192,110
Switzerland	–	8,771,936	–	8,771,936
Taiwan	5,548,628	5,179,774	–	10,728,402
Thailand	–	3,958,206	–	3,958,206
Turkey	–	3,366,411	–	3,366,411
United Kingdom	–	41,314,792	–	41,314,792
Total Common Stocks	$64,008,991	$349,136,332	$–	$413,145,323

Preferred Stocks
Brazil	$8,255,604	–	$–	8,255,604
Germany	–	4,734,557	–	4,734,557
Total Preferred Stocks	$8,255,604	$4,734,557	$–	$12,990,161

U.S Government Obligations	$–	$19,345,137	$–	$19,345,137
Short Term Investments	$–	$1,596,927	$–	$1,596,927
Total Investments	$72,264,595	$374,812,953	$–	$447,077,548

Thomas White Emerging Markets Fund
Investment Portfolio (Unaudited)			July 31, 2017

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (93.3%)
	BRAZIL (1.5%)
	BB Seguridade Participacoes S.A.	Insurance	42,500	$ 373,571
	Hypermarcas S.A.	Household & Personal Products	36,900	330,146
				703,717

	CANADA (0.9%)
	Gran Tierra Energy, Inc.*#	Energy	175,700	414,652

	CHILE (1.7%)
	Itau CorpBanca	Banks	84,233,650	798,534

	CHINA (31.5%)
	Alibaba Group Holding Ltd. - ADR *#	Software & Services	13,400	2,076,330
	Anhui Conch Cement Company Limited - H Shares +	Materials	188,000	695,871
	Baidu, Inc. - ADR *	Software & Services	3,000	679,050
	Beijing Enterprises Holdings Limited #+	Capital Goods	131,400	698,355
	China Biologic Products Holdings, Inc. *#	Pharmaceuticals, Biotechnology & Life Sciences	6,450	641,775
	China Construction Bank Corp. - H Shares +	Banks	1,027,000	854,993
	China Petroleum and Chemical Corporation (Sinopec) - H Shares +	Energy	576,000	437,466
	China Overseas Land & Investment Limited +	Real Estate	154,000	521,892
	China Railway Signal & Communication Corporation Ltd. - H Shares +	Technology Hardware & Equipment	580,000	453,772
	China State Construction International Holdings Limited +	Capital Goods	477,600	771,753
	Chongqing Rural Commercial Bank Co., Ltd. - H Shares +	Banks	1,043,100	768,350
	Guangdong Investment Limited +	Utilities	270,500	381,077
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	115,000	296,069
	NetEase, Inc. - ADR	Software & Services	3,600	1,120,608
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	135,700	1,004,820
	Sinopharm Group Co. Ltd. - H Shares +	Health Care Equipment & Services	162,000	679,316
	Tencent Holdings Limited +	Software & Services	42,700	1,702,609
	ZTO Express Cayman, Inc - ADR *#	Transportation	50,100	750,498
				14,534,604

	COLOMBIA (0.9%)
	Almacenes Exito SA	Food & Staples Retailing	82,350	418,626

	HONG KONG (1.6%)
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	165,900	738,195

	INDIA (6.6%)
	Axis Bank Limited +	Banks	43,300	350,382
	Infosys Limited +	Software & Services	45,800	719,100
	Mahindra & Mahindra Ltd. - GDR +	Automobiles & Components	24,949	538,805
	NTPC Limited +	Utilities	176,700	451,697
	Reliance Industries Ltd. +	Energy	19,400	488,119
	Tata Motors Limited *+	Automobiles & Components	74,968	520,155
				3,068,258

	INDONESIA (6.8%)
	Pembangunan Perumahan Persero +	Capital Goods	1,373,700	312,429
	PT Bank Negara Indonesia (Persero) Tbk +	Banks	1,096,700	612,743
	PT Gudang Garam Tbk +	Food, Beverage & Tobacco	120,600	688,672
	PT Matahari Department Store Tbk +	Retailing	509,600	484,550
	PT Telekomunikasi Indonesia Persero Tbk +	Telecommunication Services	2,111,000	742,127
	Wijaya Karya Persero Tbk PT +	Capital Goods	1,934,100	301,671
				3,142,192

	MALAYSIA (1.2%)
	CIMB Group Holdings Berhad+	Banks	354,300	541,853

	MEXICO (4.6%)
	Cemex SAB de CV *	Materials	592,920	572,853
	Grupo Financiero Banorte, S.A.B. de C.V.	Banks	161,200	1,068,389
	Mexichem, S.A.B. de C.V.	Materials	168,650	481,248
				2,122,490

	PHILIPPINES (1.2%)
	Metropolitan Bank & Trust Company +	Banks	334,800	577,046

REPUBLIC OF KOREA (3.8%)
BNK Financial Group, Inc. +	Banks	58,890	593,758
Korea Zinc Co Ltd +	Materials	1,350	595,353
POSCO +	Materials	1,850	553,398
			1,742,509

RUSSIA (4.2%)
LUKOIL PJSC - ADR +	Energy	16,600	773,713
Sberbank of Russia PJSC - ADR +	Banks	100,450	1,170,024
			1,943,737

SOUTH AFRICA (5.6%)
Naspers Limited - N Shares +	Media	3,975	877,835
PPC Ltd *+	Materials	1,524,800	552,167
Sibanye Gold Limited +	Materials	367,756	471,356
Steinhoff International Holdings N.V. +	Consumer Durables & Apparel	137,377	687,826
			2,589,184

SOUTH KOREA (6.8%)
LG Display Co., Ltd. +	Technology Hardware & Equipment	28,660	810,120
LG Household & Health Care Ltd. +	Household & Personal Products	480	424,610
Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	895	1,927,892
			3,162,622

TAIWAN (7.5%)
Catcher Technology Co., Ltd +	Technology Hardware & Equipment	69,000	793,082
Pegatron Corporation +	Technology Hardware & Equipment	223,200	728,957
Taiwan Semiconductor Manufacturing Company Ltd. +	Semiconductors & Semiconductor Equipment	272,400	1,930,220
			3,452,259

THAILAND (1.2%)
PTT Exploration and Production Public Company Limited +	Energy	212,900	563,400

TURKEY (4.6%)
Akbank TAS +	Banks	186,400	554,266
TAV Havalimanlari Holding AS +	Transportation	84,400	510,775
Turkcell Iletisim Hizmetleri AS +	Telecommunication Services	109,500	401,414
Turkiye Garanti Bankasi A.S. +	Banks	212,600	636,971
			2,103,426

UNITED ARAB EMIRATES (1.1%)
Emaar Properties PJSC +	Real Estate	219,400	491,727

Total Common Stocks	(Cost $34,284,537)		43,109,031

PREFERRED STOCKS (5.3%)
BRAZIL (4.4%)
Itau Unibanco Holding S.A.	Banks	72,449	867,757
Petroleo Brasileiro SA Petrobras *	Energy	110,200	470,011
Vale S.A.	Materials	72,600	682,615
			2,020,383

REPUBLIC OF KOREA (0.9%)
Samsung Electronics Co Ltd +	Semiconductors & Semiconductor Equipment	250	431,473

Total Preferred Stocks	(Cost $2,272,673)		2,451,856

SHORT TERM INVESTMENTS (1.2%)
Money Market Fund (1.2%)
Northern Institutional Treasury Portfolio, 0.91% (a)		529,626	529,626

Total Short Term Investments	(Cost $529,626)		529,626

HELD AS COLLATERAL FOR SECURITIES LENDING (9.4%)

U.S. GOVERNMENT OBLIGATIONS (6.2%)
UNITED STATES TREASURIES (6.2%)
U.S. Treasury Notes:		Principal Amount

1.375% due 09/30/2018	$ 124,585	$ 124,585
1.500% due 12/31/2018	1,881	1,881
1.125% due 01/31/2019	21,052	21,052
2.750% due 02/15/2019	10,916	10,916
1.500% due 02/28/2019	16,161	16,161
1.375% due 02/28/2019	64,442	64,442
1.625% due 04/30/2019	259,640	259,640
0.875% due 05/15/2019	212,821	212,821
1.625% due 06/30/2019	15,955	15,955
1.000% due 08/31/2019	6,162	6,162
1.500% due 11/30/2019	31,191	31,191
1.375% due 01/15/2020	9,619	9,619
1.250% due 01/31/2020	8,397	8,397
1.375% due 01/31/2020	14,573	14,573
1.625% due 03/15/2020	38,971	38,971
3.500% due 05/15/2020	15,375	15,375
1.500% due 05/15/2020	1,246	1,246
1.375% due 08/31/2020	30,764	30,764
2.125% due 08/31/2020	47,264	47,264
1.375% due 09/30/2020	1,861	1,861
2.000% due 09/30/2020	97,996	97,996
1.750% due 10/31/2020	74,635	74,635
2.625% due 11/15/2020	162,466	162,466
1.625% due 11/30/2020	27,111	27,111
1.750% due 12/31/2020	11,898	11,898
2.125% due 01/31/2021	316	316
1.125% due 02/28/2021	21,452	21,452
1.250% due 03/31/2021	3,995	3,995
2.250% due 03/31/2021	47,725	47,725
2.250% due 04/30/2021	29,551	29,551
1.375% due 05/31/2021	50,453	50,453
1.125% due 07/31/2021	51,530	51,530
1.125% due 08/31/2021	310	310
2.125% due 09/30/2021	381	381
2.125% due 12/31/2021	23,357	23,357
2.000% due 12/31/2021	42,283	42,283
1.750% due 02/28/2022	11,774	11,774
1.750% due 09/30/2022	16,545	16,545
2.000% due 02/15/2023	16,031	16,031
1.750% due 05/15/2023	145,010	145,010
1.375% due 06/30/2023	30,026	30,026
2.250% due 01/31/2024	2,334	2,334
2.125% due 03/31/2024	21,955	21,955
2.500% due 05/15/2024	59,601	59,601
2.375% due 08/15/2024	18,066	18,066
2.250% due 11/15/2025	38,450	38,450
		1,938,127

U.S. TIPS:
2.422% due 01/15/2019	9,295	9,295
0.131% due 04/15/2019	8,884	8,884
2.149% due 07/15/2019	5,285	5,285
0.131% due 04/15/2020	762	762
0.129% due 04/15/2021	201,833	201,833
0.135% due 01/15/2022	25,572	25,572
0.133% due 07/15/2022	996	996
0.394% due 07/15/2023	16,517	16,517
0.258% due 01/15/2025	2,535	2,535
0.779% due 02/15/2045	26,394	26,394
		298,073

U.S. Treasury Bonds:
3.625% due 02/15/2020	9,444	9,444
8.000% due 11/15/2021	3,563	3,563
1.750% due 04/30/2022	57,514	57,514
1.625% due 11/15/2022	11,678	11,678
2.000% due 02/15/2025	14,743	14,743
7.625% due 02/15/2025	2,646	2,646
1.625% due 02/15/2026	62,503	62,503
2.250% due 02/15/2027	217,218	217,218
2.375% due 05/15/2027	14,453	14,453
5.375% due 02/15/2031	13,561	13,561
4.375% due 05/15/2040	1,584	1,584
3.875% due 08/15/2040	1,489	1,489
4.750% due 02/15/2041	13,065	13,065
3.125% due 02/15/2042	8,582	8,582
3.000% due 05/15/2042	2,564	2,564
2.750% due 08/15/2042	23,712	23,712
2.875% due 05/15/2043	2,810	2,810
3.750% due 11/15/2043	8,775	8,775
3.125% due 08/15/2044	23,073	23,073
3.000% due 11/15/2044	12,987	12,987
3.000% due 05/15/2045	5,902	5,902
2.875% due 08/15/2045	1,306	1,306
2.500% due 02/15/2046	2,945	2,945
2.500% due 05/15/2046	1,754	1,754
3.000% due 05/15/2047	126,818	126,818
		644,689

Total U.S. Government Obligations			(Cost $2,912,166)		2,880,889

SHORT TERM INVESTMENTS (3.2%)
MONEY MARKET FUND (1.9%)
		Northern Institutional Liquid Assets Portfolio, 0.99% (a)		884,275	884,275

UNITED STATES TREASURIES (1.3%)
		U.S. Treasury Bills:		Principal Amount
		0.000% due 09/07/2017		$ 93,028	$ 93,028
		0.000% due 09/21/2017		123,988	123,988
		0.000% due 10/05/2017		185,889	185,889
		0.000% due 01/18/2018		21,923	21,923
					424,828

		U.S. Treasury Notes:
		0.750% due 10/31/2017		21,669	21,669
		0.750% due 01/31/2018		24,781	24,781
		0.750% due 02/28/2018		15,530	15,530
		0.750% due 03/31/2018		36,925	36,925
		1.375% due 07/31/2018		6,215	6,215
		0.750% due 07/31/2018		3,089	3,089
					108,209

		U.S. TIPS:
		0.132% due 04/15/2018		4,337	4,337

		U.S. Treasury Bonds:
		1.875% due 09/30/2017		31,277	31,277

Total Short Term Investments			(Cost $4,421,649)		1,452,926

Total held as collateral for securities lending			(Cost $4,333,815)		$ 4,333,815

Total Investments	109.2%		(Cost $41,420,651)		$ 50,424,328
Other Assets, Less Liabilities	(9.2)%				(4,239,869)
Total Net Assets:	100.0%				$ 46,184,459

*	Non-Income Producing Securities
#	All or a portion of securities on loan at July 31, 2017
+	Fair Valued Security
(a)	7-day yield
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows^:

Cost of Investments	$ 41,420,651
Gross unrealized appreciation	10,204,248
Gross unrealized depreciation	(1,200,572)
Net unrealized appreciation	$ 9,003,677

^ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following table summarizes the inputs used, as of July 31, 2017, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$703,717	$–	$–	$703,717
Canada	414,652	–	–	414,652
Chile	798,534	–	–	798,534
China	5,268,261	9,266,343	–	14,534,604
Colombia	418,626	–	–	418,626
Hong Kong	–	738,195	–	738,195
India	–	3,068,258	–	3,068,258
Indonesia	–	3,142,192	–	3,142,192
Malaysia	–	541,853	–	541,853
Mexico	2,122,490	–	–	2,122,490
Philippines	–	577,046	–	577,046
Republic of Korea	–	1,742,509	–	1,742,509
Russia	–	1,943,737	–	1,943,737
South Africa	–	2,589,184	–	2,589,184
South Korea	–	3,162,622	–	3,162,622
Taiwan	–	3,452,259	–	3,452,259
Thailand	–	563,400	–	563,400
Turkey	–	2,103,426	–	2,103,426
United Arab Emirates	–	491,727	–	491,727
Total Common Stocks	$9,726,280	$33,382,751	$–	$43,109,031

Preferred Stocks
Brazil	$2,020,383	–	$–	2,020,383
Republic of Korea	–	431,473	–	431,473
Total Preferred Stocks	$2,020,383	$431,473	$–	$2,451,856

U.S. Government Obligations	$–	$2,880,889	$–	$2,880,889
Short Term Investments	$1,413,901	$568,651	$–	$1,982,552
Total Investments	$13,160,564	$37,263,764	$–	$50,424,328

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  In addition, no transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Thomas White American Opportunities Fund
Investment Portfolio (Unaudited)		July 31, 2017

Industry	Issue	Shares	Value
	COMMON STOCKS (91.7%)
	AUTOMOBILES & COMPONENTS (1.8%)
	BorgWarner, Inc.	12,000	$ 560,880
	Thor Industries, Inc.	1,800	189,630
			750,510

	BANKS (3.7%)
	Associated Banc-Corp	20,400	488,580
	Citizens Financial Group, Inc.	15,100	529,708
	Regions Financial Corporation	37,100	541,660
			1,559,948

	CAPITAL GOODS (8.4%)
	Carlisle Companies Incorporated	3,530	344,493
	Chicago Bridge & Iron Company N.V.	9,855	184,683
	Huntington Ingalls Industries, Inc.	4,140	853,295
	Orbital ATK, Inc.	6,600	674,388
	Sensata Technologies Holding N.V. *	15,704	708,564
	Spirit AeroSystems Holdings, Inc. - Class A	12,600	761,418
			3,526,841

	COMMERCIAL & PROFESSIONAL SERVICES (0.9%)
	Stericycle, Inc. *	5,061	390,102

	CONSUMER DURABLES & APPAREL (5.8%)
	Lennar Corporation - Class A	11,650	610,926
	NVR, Inc. *	325	848,393
	Pandora A/S - ADR	17,800	512,106
	Polaris Industries Inc.	4,900	439,334
			2,410,759

	CONSUMER SERVICES (4.4%)
	Aramark	11,987	477,802
	Royal Caribbean Cruises Ltd.	7,400	836,718
	Wyndham Worldwide Corporation	5,000	521,850
			1,836,370

	DIVERSIFIED FINANCIALS (2.1%)
	Intercontinental Exchange, Inc.	6,500	433,615
	Voya Financial, Inc.	11,300	443,412
			877,027

	ENERGY (5.2%)
	CONSOL Energy Inc. *	21,600	362,016
	EQT Corporation	9,400	598,780
	Noble Energy, Inc.	15,800	456,778
	Range Resources Corporation	20,986	443,015
	TechnipFMC plc *	11,247	320,989
			2,181,578

	FOOD, BEVERAGE & TOBACCO (3.4%)
	Dr Pepper Snapple Group, Inc.	4,900	446,684
	The JM Smucker Company	3,036	370,088
	Molson Coors Brewing Company - Class B	6,600	587,268
			1,404,040

HEALTH CARE EQUIPMENT & SERVICES (9.1%)
AmerisourceBergen Corporation	5,600	525,392
Centene Corporation *	6,900	547,998
Cigna Corporation	2,600	451,256
Humana, Inc.	1,725	398,820
Laboratory Corporation of America Holdings *	5,120	813,619
Zimmer Biomet Holdings, Inc.	8,750	1,061,550
		3,798,635

INSURANCE (3.5%)
Assurant, Inc.	4,600	484,242
Everest Re Group, Ltd.	1,700	446,063
The Hartford Financial Services Group, Inc.	9,300	511,500
		1,441,805

MATERIALS (9.9%)
AptarGroup, Inc.	4,400	356,092
Ball Corporation	14,100	590,790
Martin Marietta Materials, Inc.	2,900	656,647
The Mosaic Company	11,300	272,782
Owens-Illinois, Inc. *	20,948	500,657
PPG Industries, Inc.	6,460	679,915
The Scotts Miracle-Gro Company	4,585	440,114
The Sherwin-Williams Company	1,840	620,577
		4,117,574

MEDIA (1.6%)
CBS Corporation - Class B	10,450	687,924

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (1.6%)
Jazz Pharmaceuticals Public Limited Company *	4,300	660,523

RETAILING (3.7%)
AutoZone, Inc. *	694	374,635
Foot Locker, Inc.	8,600	405,834
Ross Stores, Inc.	9,100	503,412
Tractor Supply Company	5,000	280,600
		1,564,481

SOFTWARE & SERVICES (14.1%)
Alliance Data Systems Corporation	3,500	845,005
CA, Inc.	11,600	360,064
Cadence Design Systems, Inc. *	17,900	660,510
Check Point Software Technologies Ltd. *	5,050	534,189
DST Systems, Inc.	6,500	356,850
Fidelity National Information Services, Inc.	7,800	711,516
FleetCor Technologies, Inc. *	2,950	448,577
Intuit Inc.	5,100	699,771
PayPal Holdings, Inc. *	13,700	802,135
Sabre Corporation	21,500	475,795
		5,894,412

TECHNOLOGY HARDWARE & EQUIPMENT (2.4%)
Arrow Electronics, Inc. *	6,500	528,385
NetApp, Inc.	11,250	488,475
		1,016,860

TRANSPORTATION (3.5%)
Old Dominion Freight Line, Inc.	8,300	796,053
Southwest Airlines Co.	12,100	671,671
		1,467,724

UTILITIES (6.7%)
		Alliant Energy Corporation	14,000	567,420
		Ameren Corporation	11,300	633,930
		CMS Energy Corporation	13,050	603,432
		DTE Energy Company	5,200	556,712
		Xcel Energy, Inc.	9,050	428,156
				2,789,650

Total Common Stocks			(Cost $30,479,085)	38,376,763

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.5%)
REITS (6.5%)
		Brixmor Property Group, Inc.	36,000	705,240
		Crown Castle International Corp.	8,000	804,640
		Omega Healthcare Investors, Inc.	18,300	578,097
		Welltower Inc.	8,800	645,832
				2,733,809

Total REITS			(Cost $2,656,653)	2,733,809

Total Investments	98.3%		(Cost $33,135,738)	$ 41,110,572
Other Assets, Less Liabilities	1.7%			707,556
Total Net Assets:	100.0%			$ 41,818,128

*	Non-Income Producing Securities
ADR	- American Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS
was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows^:

Cost of Investments	$ 33,135,738
Gross unrealized appreciation	9,167,707
Gross unrealized depreciation	(1,192,873)
Net unrealized appreciation	$ 7,974,834

^ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following table summarizes the inputs used, as of July 31, 2017, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles & Components	$750,510	$–	$–	$750,510
Banks	1,559,948	–	–	1,559,948
Capital Goods	3,526,841	–	–	3,526,841
Commercial & Professional Services	390,102	–	–	390,102
Consumer Durables & Apparel	2,410,759	–	–	2,410,759
Consumer Services	1,836,370	–	–	1,836,370
Diversified Financials	877,027	–	–	877,027
Energy	2,181,578	–	–	2,181,578
Food, Beverage & Tobacco	1,404,040	–	–	1,404,040
Health Care Equipment & Services	3,798,635	–	–	3,798,635
Insurance	1,441,805	–	–	1,441,805
Materials	4,117,574	–	–	4,117,574
Media	687,924	–	–	687,924
Pharmaceuticals, Biotechnology & Life Sciences	660,523	–	–	660,523
Retailing	1,564,481	–	–	1,564,481
Software & Services	5,894,412	–	–	5,894,412
Technology Hardware & Equipment	1,016,860	–	–	1,016,860
Transportation	1,467,724	–	–	1,467,724
Utilities	2,789,650	–	–	2,789,650
Total Common Stocks	$38,376,763	$–	$–	$38,376,763

Real Estate Investment Trusts (REITS)
REITS	$2,733,809	$–	$–	$2,733,809
Total REITS	$2,733,809	$–	$–	$2,733,809

Total Investments	$41,110,572	$–	$–	$41,110,572

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  In addition, no transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Item 2. Controls and Procedures.

(a)
The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Lord Asset Management Trust

By (Signature and Title) /s/ Stathy M. White
                                           Stathy M. White
                                           President (Principal Executive Officer)

Date                                September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Stathy M. White
                                           Stathy M. White
                                           President (Principal Executive Officer)

Date                               September 22, 2017

By (Signature and Title) /s/ David M. Sullivan II
                                           David M. Sullivan II
                                           Treasurer (Principal Financial Officer)

Date                               September 22, 2017